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                          SUPPLEMENT DATED MAY 1, 2000
                         TO PROSPECTUS DATED MAY 1, 2000
                 FOR PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
               ISSUED BY NATIONAL INTEGRITY LIFE INSURANCE COMPANY

              THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE
                     READ AND RETAINED WITH THE PROSPECTUS.


The following Portfolios are not currently available in New York, New Hampshire and Vermont:

    MFS FUNDS

    MFS Capital Opportunities Portfolio
    MFS Emerging Growth Portfolio
    MFS Growth With Income Portfolio
    MFS Mid Cap Growth Portfolio
    MFS New Discovery Portfolio

    JANUS ASPEN SERIES

    Janus Aspen Aggressive Growth Portfolio
    Janus Aspen Growth Portfolio